Consolidated Statement of Changes in Equity - USD ($)	Total	P I P E Investors	SPAC shareholders	Share capital	Share capital P I P E Investors	Share capital SPAC shareholders	Share premium	Share premium P I P E Investors	Share premium SPAC shareholders	Employee share scheme reserve	Foreign currency translation reserve	Accumulated deficit	Equity/ (net deficit) attributable to equity holders of the Parent Company	Equity/ (net deficit) attributable to equity holders of the Parent Company P I P E Investors	Equity/ (net deficit) attributable to equity holders of the Parent Company SPAC shareholders	Non- controlling interests
Beginning balance at Dec. 31, 2020	$ 18,410,260			$ 8,529			$ 88,873,188			$ 3,318,292	$ 860,374	$ (74,650,123)	$ 18,410,260			$ 0
Loss for the period	(80,687,401)											(80,687,401)	(80,687,401)
Other comprehensive income for the period	166,005										166,005		166,005
Total comprehensive loss for the year	(80,521,396)										166,005	(80,687,401)	(80,521,396)
Employee share scheme charge	22,298,052									22,298,052			22,298,052
Ending balance at Jun. 30, 2021	(39,813,084)			8,529			88,873,188			25,616,344	1,026,379	(155,337,524)	(39,813,084)			0
Beginning balance at Dec. 31, 2021	(89,737,774)			8,529			88,873,188			36,929,523	450,863	(216,066,255)	(89,804,152)			66,378
Loss for the period	(161,619,569)											(159,738,379)	(159,738,379)			(1,881,190)
Other comprehensive income for the period	(1,588,579)										(1,588,579)		(1,588,579)
Total comprehensive loss for the year	(163,208,148)										(1,588,579)	(159,738,379)	(161,326,958)			(1,881,190)
Issuance of shares	2,670,178	$ 39,664,000	$ 32,333,801	39	$ 397	$ 1,395	2,670,139	$ 39,663,603	$ 32,332,406				2,670,178	$ 39,664,000	$ 32,333,801
Acquisition of a subsidiary	2,825,151															2,825,151
Employee share scheme charge	257,093									257,093			257,093
Conversion of convertible notes	145,954,117			1,612			145,952,505						145,954,117
Recapitalizations costs	139,609,424						139,609,424						139,609,424
Costs attributable to the issuance of shares in connection with the business combination	(59,332,184)						(59,322,184)						(59,322,184)
Cost of shares earnouts	(75,550,455)						(75,550,455)						(75,550,455)
Ending balance at Jun. 30, 2022	$ (24,514,880)			$ 11,972			$ 314,218,626			$ 37,186,616	$ (1,137,716)	$ (375,804,634)	$ (25,525,136)			$ 1,010,339